Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2024
Financial Risk Management [Abstract]
Schedule of Expected Credit Loss	The Group provides for expected credit loss based on the following:
Credit rating	Basis of categorization	Provision for expected credit loss
Low credit risk	Cash and cash equivalents, trade receivables, and other financial assets	12 month expected credit loss
Moderate credit risk	Trade receivables and other financial assets	Lifetime expected credit loss, or 12 month expected credit loss
High credit risk	Trade receivables and other financial assets	Lifetime expected credit loss, or fully provided for

Schedule of Profit and Loss and Other Comprehensive Income	Recoveries made are recognized in the consolidated statement of profit and loss and other comprehensive income.
Credit rating	Basis of categorization	As of 31 March 2024	As of 31 March 2023
Low credit risk	Cash and cash equivalents	$246,377.00	$311,810.00
Low credit risk	Other financial assets	$4,222,957.00	$2,529,576.00
Moderate credit risk	Trade receivables	$3,682,302.00	$1,831,724
Moderate credit risk	Other receivables	$—	$—

Schedule of Loss Provisions are Disclosed Under Each Sub-Category of Such Financial Assets	The Group does not have any expected loss-based impairment recognized on such assets considering their low credit risk nature, though incurred loss provisions are disclosed under each sub-category of such financial assets.
Asset class	Estimated gross carrying amount at default	Expected probability of default	Expected credit losses	As of March 31, 2024
Cash and cash equivalents	$246,377.00	0.00%	—	$246,377.00
Other financial assets	$4,222,957.00	0.00%	—	$4,222,957.00
Asset class	Estimated gross carrying amount at default	Expected probability of default	Expected credit losses	As of March 31, 2023
Cash and cash equivalents	$311,810	0.00%	—	$311,810
Other financial assets	$2,529,576	0.00%	—	$2,529,576

Schedule of Considered to Recognize Lifetime Expected Credit Losses on Trade Receivables	The Group recognizes lifetime expected credit losses on trade and other receivables using a simplified approach, wherein the Group has defined percentage of provision by analyzing historical trend of default relevant to each category of customer based on the criteria defined above and such provision percentage determined have been considered to recognize lifetime expected credit losses on trade receivables (other than those where default criteria are met).
Ageing	Not past due &<30	31 – 90	90 – 180	180 – 365	>365	Total
Gross carrying amount	3,811,576.00	—	—	—	—	—
Expected loss rate	0.00%	0.00%	0.04%	6.61%	50.00%
Estimated total gross carrying amount at default	2,821,141	335,357	276,851	138,164	240,063	3,811,576
Lifetime ECL	—	—	106.00	9,137.00	120,031.00	129,274
Ageing	Not past due &<30	31 – 90	90 – 180	180 – 365	>365	Total
Gross carrying amount	1,889,556	—	—	—	—	—
Expected loss rate	0.00%	0.00%	0.03%	5.82%	50.00%
Estimated total gross carrying amount at default	1,259,489	239,522	220,966	59,573	110,006	1,889,556
Lifetime ECL	0.01	0.10	73.16	3,641.53	54,116.20	57,831

Schedule of Movement of Allowance for Trade Receivables	Movement of allowance for trade receivables
(USD) As at March 31, 2022
Acquired in business combination	190,549.00
Gain recognised/(reversed) during the year	(120,544.00)
Exchange gain	12,174.00
Amounts written off
As at March 31, 2023	57,831.00
Acquired in business combination	—
Gain recognised/(reversed) during the year	72,698.00
Exchange gain	—
Amounts written off
As at March 31, 2024	(1,255.00)
129,274.00

Schedule of Group’s Financial Liabilities Based on their Contractual Maturities	The amounts disclosed in the table are the contractual undiscounted cash flows.
Liability class	Less than 1 year	1 – 2 years	2 – 3 years	More than 3 years	Total as of March 31, 2024
Borrowings	$1,728,190	—	—	—	$1,728,190
Trade payables	8,430,154	—	—	—	8,430,154
Other financial liabilities	243,655	—	—	—	243,655
Other current liabilities	3,413,025				3,413,025
Total	$13,815,024	$—	$—	$—	$13,815,024
As at March 31, 2023
Liability class	Less than 1 year	1 – 2 years	2 – 3 years	More than 3 years	Total as of March 31, 2023
Borrowings	$3,889,131	—	—	—	$3,889,131
Trade payables	6,802,780	—	—	—	6,802,780
Other financial liabilities	1,715,060	—	—	—	1,715,060
Other current liabilities	2,452,190				2,452,190
Customer Acquisition Payable	—	—	—	—	—
Total	$14,859,161	$—	$—	$—	$14,859,161